Property and equipment	12 Months Ended
Jan. 31, 2014
Property and equipment [Text Block]

NOTE 5 – Property and equipment

The balances of our major classes of depreciable assets and useful lives are:

	January 31, 2014	January 31, 2013
Geology Equipment ( 3 to 7 years)	$260,521	$260,521
Vehicles and transportation equipment ( 5 years)	50,180	50,180
Office furniture and equipment ( 3 to 7 years)	75,404	73,985
	386,105	384,686
Less: accumulated depreciation and amortization	(336,313)	(303,486)
	$49,792	$81,200

Depreciation expense was $32,827 and $41,610 for the years ended January 31, 2014 and January 31, 2013, respectively.